Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Summary of Trade and Other Liabilities

	2022	2021
	€	€
Trade payables	5,979,168	2,125,511
Tax and social security liabilities	705,912	365,061
	6,685,080	2,490,572